Pension	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Pension
Note 31 - Pension
Defined Benefit Plans
As part of the Paragon acquisition on March 29, 2018, the Company acquired two defined benefit pension plans.
As of December 31, 2020, the Company sponsored two non-U.S. noncontributory defined benefit pension plans, the Paragon Offshore Enterprise Ltd and the Paragon Offshore Nederland B.V. pension plans, which cover certain Europe-based salaried employees. As of January 1, 2017, all active employees under the defined benefit pension plans were transferred to a defined contribution pension plan as related to their future service. The accrued benefits under the defined benefit plans were frozen and all employees became deferred members. The transfer to a defined contribution pension plan was accounted for as a curtailment during the year ended December 31, 2016.
At December 31, 2020, assets of Paragon Offshore Enterprise Ltd and Paragon Offshore Nederland B.V. pension plans were invested in instruments that are similar in form to a guaranteed insurance contract. The plan assets are based on surrender values. Surrender values are calculated based on the Dutch Central Bank interest curve. This yield curve is based on inter-bank swap rates. There are no observable market values for the assets (Level 3); however, the amounts listed as plan assets were materially similar to the anticipated benefit obligations under the plans.
As of December 31, 2020, our pension obligations represented an aggregate liability of $184.0 million and an aggregate asset of $184.0 million, representing the funded status of the plans. In the year ended December 31, 2020, aggregate periodic benefit costs showed interest cost of $0.9 million and an expected return on plan assets of $0.9 million. Our defined benefit pension plans are recorded at fair value. (see note 2).
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans is as follows:

	As of December 31,
(In $ millions)	2020	2019
Benefit obligation at beginning of period	169.0	140.7
Interest cost	0.9	1.9
Actuarial loss	21.8	30.4
Benefits paid	(1.6)	(1.5)
Foreign exchange rate changes	(6.1)	(2.5)
Benefit obligation at end of period	184.0	169.0
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2020	2019
Fair value of plan assets at beginning of period	169.3	141.0
Actual return on plan assets	22.7	32.3
Employer contribution	(0.3)	—
Benefits paid	(1.6)	(1.5)
Foreign exchange rate changes	(6.1)	(2.5)
Fair value of plan assets at end of period	184.0	169.3
The funded status of the plans is as follows:

	As of December 31,
(In $ millions)	2020	2019
Funded status	—	0.3
Amounts recognized in the Consolidated Balance Sheet consist of:

	As of December 31,
(In $ millions)	2020	2019
Other assets – noncurrent	—	0.3
Net pension asset	—	0.3
Net amount recognized	—	0.3
Pension cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2020	2019
Interest cost	0.9	1.9
Expected return on plan assets	(0.9)	(1.9)
Net pension expense	—	—
Defined Benefit Plans - Disaggregated Plan Information
Disaggregated information regarding our pension plans is summarized below:

	As of December 31,
(In $ millions)	2020	2019
Projected benefit obligation	184.0	169.0
Accumulated benefit obligation	184.0	169.0
Fair value of plan assets	184.0	169.3
Defined Benefit Plans – Key Assumptions
The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2020	2019
Discount rate	(0.09)% to (0.14)%	0.54% to 0.42%
Rate of compensation increase	Not applicable	Not applicable

For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2020	2019
Discount rate	(0.09)% to (0.14)%	0.54% to 0.42%
Expected long-term return on plan assets	(0.09)% to (0.14)%	0.54% to 0.42%
Rate of compensation increase	Not applicable	Not applicable
The discount rates used to calculate the net present value of future benefit obligations are determined by using a yield curve of high-quality bond portfolios with an average maturity approximating that of the liabilities.
The assets are based on the surrender value of vested benefits within the National Netherlander contract. This value is based on the projected future cash flows discounted with a (contractually specified) interest rate term structure (spot rates by term). The single interest equivalent of this interest rate term structure has been set as the expected return on plan assets.
Defined Benefit Plans – Cash Flows
No contributions were made to the plan in 2020 or 2019.
The following table summarizes the benefit payments at December 31, 2020 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2021	2022	2023	2024	2025	Five Years Thereafter
Estimated benefit payments	26.8	1.6	1.8	2.0	2.3	2.6	16.5